Share Capital - Movement In share capital (Details)	12 Months Ended
Dec. 31, 2021 GBP (£)
Disclosure of classes of share capital [line items]
Issued and fully paid share capital, beginning balance	£ 230
Share for share exchange	218,011,000
Bonus issue	0
Share capital reduction	0
Nominal value reduction	0
Issued and fully paid share capital, ending balance	63,684
Share capital
Disclosure of classes of share capital [line items]
Issued and fully paid share capital, beginning balance	230
Issue of shares as a result of share option exercises during the period	229
Share for share exchange	630,475
Bonus issue	217,380,650
Share capital reduction	(217,380,650)
Nominal value reduction	(580,327)
Issue of shares on acquisition of subsidiary	1,396
New share capital issued on consummation of the Group’s IPO	11,600
Issued and fully paid share capital, ending balance	63,684
Series C1 preference shares
Disclosure of classes of share capital [line items]
Issued and fully paid share capital, beginning balance	0
Issued and fully paid share capital, ending balance	0
Series C1 preference shares | Share capital
Disclosure of classes of share capital [line items]
Funding round	17
Series D1 Preference Shares
Disclosure of classes of share capital [line items]
Issued and fully paid share capital, beginning balance	0
Issued and fully paid share capital, ending balance	0
Series D1 Preference Shares | Share capital
Disclosure of classes of share capital [line items]
Funding round	£ 64